SCHEDULE OF OPTION PRICING MODEL (Details)	6 Months Ended		12 Months Ended
	Apr. 30, 2022 $ / shares	Apr. 30, 2021	Oct. 31, 2021 $ / shares	Oct. 31, 2020	Apr. 30, 2022 $ / shares	Oct. 31, 2021 $ / shares
Short-Term Debt [Line Items]
Expected life in years	5 years			5 years
Expected dividend rate
October 31, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest	1.08%		1.08%
Expected life in years	1 year 1 month 9 days		1 year 1 month 9 days
Conversion exercise price	$ 0.10		$ 0.10
Underlying share price of the Company | (per share)	$ 0.59					$ 0.73
Expected volatility	107.62%		107.62%
Expected dividend rate
June 15, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest	0.31%		0.31%
Expected life in years	1 year 6 months		1 year 6 months
Conversion exercise price	$ 0.10		$ 0.10
Underlying share price of the Company | (per share)	$ 0.19					0.23
Expected volatility	87.17%		87.17%
Expected dividend rate
July 27, 2020 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest	0.26%		0.26%
Expected life in years			8 months 26 days
Conversion exercise price						0.15
Underlying share price of the Company						$ 0.13
Expected volatility			82.54%
Expected dividend rate
April 22, 2022 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest	2.65%
Expected life in years	2 months 23 days
Conversion exercise price					$ 0.12
Underlying share price of the Company					0.36
Expected volatility	99.90%
Expected dividend rate
November 1, 2021 [Member]
Short-Term Debt [Line Items]
Risk free rate of interest	1.07%
Expected life in years	8 months 12 days
Conversion exercise price					0.12
Underlying share price of the Company					0.75
Expected volatility	124.34%
Expected dividend rate
July Twenty Seven Two Thousand Twenty [Member]
Short-Term Debt [Line Items]
Expected life in years	8 months 26 days
Conversion exercise price					0.15
Underlying share price of the Company					$ 0.13
Expected volatility	82.54%
Expected dividend rate